Annual Fund Operating Expenses - Retail - Vanguard Global ESG Select Stock Fund	May 28, 2021
Investor Shares
Operating Expenses:
Management Fees	0.50%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.55%
Admiral Shares
Operating Expenses:
Management Fees	0.41%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.45%